Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Stock options	460	651	1,026	1,048
DSUs	224	195	453	399
RSUs	619	652	1,056	1,101
ESPP	23	32	58	76
	1,326	1,530	2,593	2,624
The following table presents share-based compensation expense by function for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Cost of revenue	91	88	116	195
General and administrative	792	987	1,525	1,662
Sales and marketing	59	406	504	752
Research and development	384	49	448	15
	1,326	1,530	2,593	2,624

Schedule of Changes in Stock Options
The changes in the number of stock options during the six months ended June 30, 2023 and 2022 were as follows:

	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,349,001	13.60	1,283,088	12.00
Options granted	215,575	52.15	146,119	45.09
Options forfeited	(77,523)	40.30	(45,697)	41.84
Options exercised	(8,735)	16.00	(6,409)	13.89

Options outstanding – June 30	1,478,318	17.81	1,377,101	14.51
Options exercisable – June 30	1,030,186	6.81	891,673	4.11

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the six months ended June 30, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2023	2022
	C$	C$
Weighted average stock price valuation	$52.15	$45.09
Weighted average exercise price	$52.15	$45.09
Risk-free interest rate	3.00%	2.51%
Expected life in years	4.5	6.25
Expected dividend yield	—%	—%
Volatility	65%	62%
Weighted average fair value of options issued	$28.14	$26.78
The following table is a summary of the Company’s stock options outstanding as at June 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	2.49	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.46	8.86 - 11.06	35,126
15.79 - 16.00	228,509	5.67	15.79 - 16.00	139,060
26.43 - 95.12	413,630	6.61	26.43 - 95.12	71,632
	1,478,318	4.31		1,030,186

The following table is a summary of the Company’s stock options outstanding as at June 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.96	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.46	8.86 - 11.06	21,084
15.79 - 16.00	273,927	7.28	15.79 - 16.00	98,739
26.43 - 95.12	266,995	9.42	26.43 - 95.12	23,482
	1,377,101	6.42		891,673

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices	The following table is a summary of the Company’s stock options outstanding as at June 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	2.49	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.46	8.86 - 11.06	35,126
15.79 - 16.00	228,509	5.67	15.79 - 16.00	139,060
26.43 - 95.12	413,630	6.61	26.43 - 95.12	71,632
	1,478,318	4.31		1,030,186

The following table is a summary of the Company’s stock options outstanding as at June 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.96	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.46	8.86 - 11.06	21,084
15.79 - 16.00	273,927	7.28	15.79 - 16.00	98,739
26.43 - 95.12	266,995	9.42	26.43 - 95.12	23,482
	1,377,101	6.42		891,673

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2022	87,222
Granted (at C$43.93 - $53.15 per unit)	3,391
DSUs - June 30, 2023	90,613

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2022	103,626
Granted (at C$43.55 - $52.38 per unit)	116,301
Released (at C$42.24 - $86.38 per unit)	(18,442)
Forfeited (at C$42.24 - $86.38 per unit)	(30,076)
RSUs - June 30, 2023	171,409